Variable Interest Entities - Bluegreen	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Variable Interest Entities - Bluegreen [Abstract]
Variable Interest Entities - Bluegreen
9.	Variable Interest Entities - Bluegreen

In accordance with applicable guidance for the consolidation of variable interest entities, (sometimes hereinafter referred to as “VIEs”), Bluegreen analyzes its variable interests, which may consist of loans, guarantees, and equity investments, to determine if an entity in which it has a variable interest is a variable interest entity. Bluegreen’s analysis includes both quantitative and qualitative reviews. Bluegreen bases its quantitative analysis on the forecasted cash flows of the entity, and it bases its qualitative analysis on its review of the design of the entity, its organizational structure including decision-making ability, and relevant financial agreements. Bluegreen also uses qualitative analyses to determine if it must consolidate a variable interest entity as the primary beneficiary.

Bluegreen sells VOI notes receivable originated by Bluegreen Resorts through special purpose finance entities. These transactions are generally structured as non-recourse to Bluegreen, with the exception of one securitization transaction entered into in 2010, which was guaranteed by Bluegreen. These transactions are generally designed to provide liquidity for Bluegreen and transfer the economic risks and certain of the benefits of the notes receivable to third parties. In a securitization, various classes of debt securities are issued by the special purpose finance entities that are generally collateralized by a single tranche of transferred assets, which consist of VOI notes receivable. Bluegreen services the notes receivable for a fee. With each securitization, Bluegreen generally retains a portion of the securities. In accordance with applicable accounting guidance currently in effect, Bluegreen has determined these entities to be VIEs and we consolidate the entities into our financial statements as we are the primary beneficiary of the entities.

During the nine months ended September 30, 2011, excluding substitutions of defaulted notes as discussed below, Bluegreen transferred $39.6 million of VOI notes receivable to the VIEs and received cash proceeds of $27.7 million. At September 30, 2011, the principal balance of VOI notes receivable included within the Company’s Consolidated Statement of Financial Condition that were restricted to satisfy obligations of the VIE’s obligations totaled $471.6 million. In addition, approximately $42.9 million of restricted cash was held in accounts for the benefit of the VIEs. Further, at September 30, 2011, the carrying amount of the consolidated liabilities included within the Company’s Consolidated Statement of Financial Condition for these VIEs totaled $399.4 million, comprised of $382.1 million of non-recourse receivable-backed notes payable and $17.3 million of receivable-backed notes payable which is recourse to Bluegreen.

Under the terms of certain of Bluegreen’s timeshare note sales, Bluegreen has the right to repurchase or substitute new notes for a limited amount of defaulted mortgage notes at the outstanding principal balance plus accrued interest or, in some facilities, at 24% of the original sale price associated with the VOI which collateralizes the defaulted mortgage note. Repurchases or substitutions by Bluegreen of defaulted notes during the nine months ended September 30, 2011 and 2010 were $18.5 million and $31.7 million, respectively.

12.	Variable Interest Entities - Bluegreen

In accordance with the guidance for the consolidation of variable interest entities, Bluegreen analyzes its variable interests, including loans, guarantees, and equity investments, to determine if an entity in which it has a variable interest is a variable interest entity. Bluegreen’s analysis includes both quantitative and qualitative reviews. Bluegreen bases its quantitative analysis on the forecasted cash flows of the entity, and it bases its qualitative analysis on its review of the design of the entity, its organizational structure including decision-making ability, and relevant financial agreements. Bluegreen also uses qualitative analyses to determine if it must consolidate a variable interest entity as the primary beneficiary.

Bluegreen sells through special purpose finance entities, VOI notes receivable originated by Bluegreen Resorts. These transactions are generally structured as non-recourse to Bluegreen, with the exception of one securitization transaction entered into in 2010, which was guaranteed by Bluegreen (refer to the description of the Legacy Securitization in Note 23 to these audited consolidated financial statements). These transactions are generally designed to provide liquidity for Bluegreen and transfer the economic risks and certain of the benefits of the notes receivable to third parties. In a securitization, various classes of debt securities are issued by the special purpose finance entities that are generally collateralized by a single tranche of transferred assets, which consist of VOI notes receivable. Bluegreen services the notes receivable for a fee. With each securitization, Bluegreen generally retains a portion of the securities.

Pursuant to generally accepted accounting principles in effect prior to 2010, seven of Bluegreen’s eight special purpose finance entities then in existence met the definition of a qualified special purpose entity, and were not consolidated in its financial statements. Upon the adoption of the new accounting guidance related to transfers of financial assets (see Note 5 to these audited consolidated financial statements for additional information), Bluegreen was required to evaluate these entities for consolidation. Since Bluegreen created these entities to serve as financing vehicles for holding assets and related liabilities, and the entities have no equity investment at risk, they are considered variable interest entities. Furthermore, since Bluegreen continues to service the notes and retain rights to receive benefits that are potentially significant to the entities, Bluegreen concluded that it is the entities’ primary beneficiary and, therefore, now consolidates these entities into its financial statements. See Note 5 to these audited consolidated financial statements for the impact of initial consolidation of these entities.

At December 31, 2010, the principal balance of VOI notes receivable included within the Company’s Consolidated Statement of Financial Condition that are restricted to satisfy obligations of the variable interest entities’ obligations totaled $533.3 million. In addition, approximately $41.2 million of Bluegreen’s restricted cash is held in accounts for the benefit of the variable interest entities. Further, at December 31, 2010, the carrying amount of the consolidated liabilities included within the Company’s Consolidated Statement of Financial Condition for these variable interest entities totaled $459.0 million, comprised of $436.2 million of non-recourse receivable-backed notes payable and $22.8 million of receivable-backed notes payable which is recourse to Bluegreen. See Note 23 to these audited consolidated financial statements.

Under the terms of certain of Bluegreen’s timeshare note sales, Bluegreen has the right at its option to repurchase or substitute for defaulted mortgage notes at the outstanding principal balance plus accrued interest or, in some facilities, at 24% of the original sale price associated with the defaulted mortgage note. The transaction documents typically limit such repurchases or substitutions to 15-20% of the receivables originally funded into the transaction. Voluntary repurchases or substitutions by Bluegreen of defaulted notes during the year ended December 31, 2010 were $37.6 million.